Shareholder Report, Holdings (Details)	Jun. 30, 2026
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.14%
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF | Other Assets, Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
T-REX 2X INVERSE TESLA DAILY TARGET ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
T-REX 2X INVERSE TESLA DAILY TARGET ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	117.83%
T-REX 2X INVERSE TESLA DAILY TARGET ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.11%)
T-REX 2X INVERSE TESLA DAILY TARGET ETF | Other Assets, Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.72%)
T-REX 2X LONG NVIDIA DAILY TARGET ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X LONG NVIDIA DAILY TARGET ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.83%
T-REX 2X LONG NVIDIA DAILY TARGET ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.03%)
T-REX 2X LONG NVIDIA DAILY TARGET ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
T-REX 2X LONG TESLA DAILY TARGET ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X LONG TESLA DAILY TARGET ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.99%
T-REX 2X LONG TESLA DAILY TARGET ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.28%
T-REX 2X LONG TESLA DAILY TARGET ETF | Other Assets, Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.73%